JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—97.1%
New York—97.1%
Education—5.8%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032(a)	130	122
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project, Rev., 5.00%, 5/01/2023(a)	1,710	1,728
New York State Dormitory Authority, Series 2021-A, Rev., 5.00%, 3/15/2036(a)	1,800	2,009
New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 5/15/2026(a)	5,000	5,454
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/01/2023 (a)	2,900	2,951
Series 1, Rev., AMBAC, 5.50%, 7/01/2024 (a)	1,570	1,641
Series 1, Rev., AMBAC, 5.50%, 7/01/2025 (a)	2,280	2,436
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/01/2031 (a)	250	276
Series 2022A, Rev., 5.00%, 7/01/2033 (a)	250	271
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/01/2036(a)	900	981
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/01/2024 (a)	20	20
Series 2018A, Rev., 5.00%, 10/01/2027 (a)	2,000	2,153
		20,042
General Obligation—16.1%
City of New York
Series C, Subseries C-1, GO, 5.00%, 8/01/2029 (a)	1,250	1,415
Series B, Subseries B-1, GO, 5.00%, 10/01/2031 (a)	1,500	1,700
Series E-1, GO, 5.25%, 3/01/2035 (a)	1,300	1,422
Series A, Subseries A-1, GO, 5.00%, 9/01/2037 (a)	1,400	1,562
Series D, Subseries D-1, GO, 5.25%, 5/01/2039 (a)	1,500	1,694
Series 2022A-1, GO, 4.00%, 8/01/2041 (a)	2,065	2,031
City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.00%, 8/01/2028(a)	2,000	2,028
City of New York, Fiscal Year 2018, Series F, Subseries F-1, GO, 5.00%, 4/01/2034(a)	2,500	2,716
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/01/2033(a)	2,000	2,267
City of Rochester, Series II, GO, 5.00%, 8/01/2029(a)	2,000	2,253
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024(a)	1,000	1,020
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028 (a)	705	736
GO, 4.00%, 9/15/2029 (a)	1,100	1,147
County of Albany, Series A, GO, 4.00%, 6/01/2036(a)	1,080	1,107
County of Monroe, GO, 5.00%, 6/01/2025(a)	1,330	1,407
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/01/2025 (a)	1,000	1,046
Series 2019B, GO, 5.00%, 4/01/2026 (a)	1,270	1,358
Series A, GO, 5.00%, 4/01/2037 (a)	1,000	1,111
County of Onondaga
GO, 4.00%, 4/15/2029 (a)	2,760	2,839
GO, 4.00%, 6/15/2037 (a)	2,000	2,038
County of Suffolk, Series 2017-D, GO, 4.00%, 10/15/2028(a)	3,375	3,555
County of Westchester
Series 2018-A, GO, 5.00%, 12/01/2025 (a)	1,500	1,607
Series 2018-A, GO, 4.00%, 12/01/2028 (a)	1,000	1,053

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Greece Central School District
Series B, GO, 5.00%, 12/15/2022 (a)	765	766
Series 2012B, GO, 5.00%, 12/15/2023 (a)	500	501
Haverstraw-Stony Point Central School District, GO, 3.00%, 10/15/2026(a)	1,105	1,116
Mamaroneck Union Free School District, GO, 4.00%, 8/15/2031(a)	2,120	2,269
Orchard Park Central School District, GO, 4.00%, 4/01/2029(a)	1,685	1,752
Port Washington Union Free School District, GO, 4.00%, 8/01/2037(a)	2,765	2,821
Town of Brookhaven, GO, 5.00%, 5/01/2027(a)	2,000	2,112
Town of Huntington, Series A, GO, 4.00%, 6/15/2037(a)	1,385	1,402
Town of Islip, Public Improvement, Series A, GO, 5.00%, 7/15/2027(a)	430	476
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/01/2029 (a)	500	566
GO, AGM, 5.00%, 8/01/2031 (a)	650	755
Village of Mamaroneck, Public Improvement, GO, 3.00%, 8/15/2030(a)	1,540	1,548
		55,196
Hospital—1.6%
New York City Health and Hospitals Corp., Series A, Rev., 4.00%, 2/15/2028(a)	1,700	1,798
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/01/2026(a)	3,360	3,459
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Rev., NATL - RE, 5.50%, 7/01/2023(a)	355	361
		5,618
Housing—0.1%
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/01/2044(a)	385	382
Industrial Development Revenue/Pollution Control Revenue—0.8%
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019, Series 2019A, Rev., 5.00%, 5/01/2027(a)	1,150	1,251
New York City Industrial Development Agency, Queens Baseball Stadium Project, Rev., AGM, 4.00%, 1/01/2032(a)	1,250	1,303
		2,554
Other Revenue—25.2%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029 (a)	3,500	3,784
Series 2017A, Rev., 5.00%, 2/15/2030 (a)	1,600	1,728
Series 2017-A, Rev., 5.00%, 2/15/2034 (a)	1,115	1,193
Series 2017A, Rev., 5.00%, 2/15/2035 (a)	4,000	4,265
Series 2017A, Rev., 5.00%, 2/15/2036 (a)	3,500	3,718
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030 (a)	4,000	2,972
Series 2017B-2, Rev., 5.25%, 11/15/2033 (a)	1,000	1,097
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series S-1, Rev., 5.00%, 7/15/2028 (a)	3,000	3,135
Series 2015S-1, Rev., 5.00%, 7/15/2030 (a)	2,000	2,087
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series S-4, Rev., 5.25%, 7/15/2035(a)	4,000	4,371
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2034 (a)	2,000	2,169
Series S-3A, Rev., 5.00%, 7/15/2034 (a)	4,000	4,339

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured
Series A-1, Rev., 5.00%, 8/01/2031 (a)	1,500	1,581
Series F, Subseries F-1, Rev., 4.00%, 2/01/2038 (a)	2,000	2,000
Series 2022B-1, Rev., 4.00%, 8/01/2039 (a)	925	919
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/01/2032(a)	2,000	2,167
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/01/2034 (a)	1,500	1,653
Series A, Subseries A-1, Rev., 5.00%, 8/01/2035 (a)	1,000	1,092
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021, Series E, Subseries E-1, Rev., 5.00%, 2/01/2036(a)	1,000	1,114
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 2/01/2034(a)	2,260	2,423
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021, Series 2021G1, Rev., 5.00%, 11/01/2038(a)	1,250	1,379
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030(a)	2,000	2,082
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2031 (a)	2,090	1,432
Series B, Rev., Zero Coupon, 11/15/2033 (a)	2,000	1,235
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029 (a)	2,500	2,567
Series 2016A, Rev., 5.00%, 3/15/2031 (a)	2,000	2,156
Series A, Rev., 5.00%, 3/15/2031 (a)	3,100	3,180
Series 2014A, Rev., 5.00%, 3/15/2032 (a)	2,000	2,050
Series B, Rev., 5.00%, 3/15/2032 (a)	2,500	2,644
Series 2018E, Rev., 5.00%, 3/15/2033 (a)	2,000	2,218
Series B, Rev., 5.00%, 3/15/2033 (a)	2,500	2,641
Series 2017A, Rev., 5.00%, 3/15/2034 (a)	2,000	2,142
New York State Environmental Facilities Corp., State Revolving Fund
Series 2019B, Rev., 5.00%, 6/15/2035 (a)	1,000	1,108
Series 2021-B, Rev., 4.00%, 8/15/2039 (a)	1,380	1,399
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2020C, Rev., 4.00%, 3/15/2037(a)	1,000	1,002
New York State Urban Development Corp., State Sales Tax, Series 2019A, Rev., 5.00%, 3/15/2036(a)	4,500	4,935
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/01/2031(a)	275	310
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/01/2027 (a)	135	139
Series 2022B, Rev., 5.00%, 1/01/2032 (a)	240	244
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/01/2033 (a)	1,775	1,840
Series B, Rev., 5.00%, 6/01/2034 (a)	2,000	2,068
		86,578
Prerefunded—2.7%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.00%, 3/15/2024(a) (b)	1,500	1,546
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series 2015A, Rev., 5.00%, 10/15/2024 (a) (b)	7,500	7,840
		9,386

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Special Tax—7.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033 (a)	1,500	1,674
Series 2019A, Rev., 5.00%, 3/15/2035 (a)	1,500	1,649
Series 2019A, Rev., 5.00%, 3/15/2036 (a)	1,825	1,996
New York State Thruway Authority, State Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037 (a)	1,500	1,679
Series 2021A-1, Rev., 4.00%, 3/15/2038 (a)	1,500	1,506
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2031 (a)	3,000	3,077
Series 2015A, Rev., 5.00%, 3/15/2032 (a)	2,500	2,622
Series 2019A, Rev., 5.00%, 3/15/2033 (a)	2,575	2,844
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL - RE, 5.50%, 3/15/2023 (a)	2,000	2,018
Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025 (a)	5,000	5,312
		24,377
Transportation—22.3%
Metropolitan Transportation Authority
Series 2015C, Rev., 5.25%, 11/15/2030 (a)	1,500	1,543
Series 2016A-1, Rev., 5.00%, 11/15/2031 (a)	2,500	2,548
Series B, Rev., 5.00%, 11/15/2031 (a)	2,000	2,030
Subseries D-1, Rev., 5.00%, 11/15/2031 (a)	2,000	2,036
Series A-1, Rev., 5.00%, 11/15/2032 (a)	2,000	2,039
Series A-1, Rev., 4.00%, 11/15/2033 (a)	2,000	1,892
Metropolitan Transportation Authority, Dedicated Tax Fund, Series 2016A, Rev., 5.25%, 11/15/2034(a)	1,020	1,098
New York State Thruway Authority
Series K, Rev., 5.00%, 1/01/2028 (a)	1,000	1,041
Series K, Rev., 5.00%, 1/01/2030 (a)	2,500	2,600
Series L, Rev., 5.00%, 1/01/2032 (a)	2,250	2,458
Series N, Rev., 5.00%, 1/01/2033 (a)	2,225	2,475
Series 2022-A, Rev., 5.00%, 3/15/2036 (a)	2,000	2,253
Series 2022-A, Rev., 5.00%, 3/15/2039 (a)	4,650	5,161
Series 2021A-1, Rev., 4.00%, 3/15/2042 (a)	2,500	2,441
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/01/2035(a)	1,000	1,043
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/01/2025 (a)	2,075	2,094
Rev., AMT, 5.00%, 1/01/2026 (a)	2,000	2,025
Rev., AMT, 5.00%, 1/01/2027 (a)	2,000	2,031
Port Authority of New York & New Jersey, Series 221, Rev., AMT, 4.00%, 7/15/2039(a)	1,355	1,307
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027 (a)	2,000	2,050
Series 185, Rev., AMT, 5.00%, 9/01/2028 (a)	1,000	1,022
Series 184, Rev., 5.00%, 9/01/2030 (a)	2,020	2,094
Series 185, Rev., AMT, 5.00%, 9/01/2030 (a)	2,000	2,043
Series 207, Rev., AMT, 5.00%, 9/15/2031 (a)	2,335	2,472
Series 185, Rev., AMT, 5.00%, 9/01/2032 (a)	1,750	1,785
Series 207, Rev., AMT, 5.00%, 9/15/2032 (a)	3,000	3,168
Series 205, Rev., 5.00%, 11/15/2032 (a)	1,000	1,088

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Rev., AMT, 5.00%, 9/01/2036 (a)	2,950	3,095
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029 (a)	2,500	2,731
Series B, Rev., 5.00%, 11/15/2029 (a)	1,600	1,827
, Series B, Rev., 5.00%, 11/15/2030 (a)	5,355	6,066
Series B, Rev., 5.00%, 11/15/2031 (a)	1,100	1,197
Series 2013A, Rev., Zero Coupon, 11/15/2032 (a)	3,000	2,040
Series B, Rev., 5.00%, 11/15/2033 (a)	1,500	1,621
Series 2022A, Rev., 4.00%, 5/15/2041 (a)	2,040	2,013
		76,427
Utility—8.1%
Long Island Power Authority, Electric System
Series 2019A, Rev., 5.00%, 9/01/2027 (a)	2,000	2,203
Series 2020A, Rev., 5.00%, 9/01/2032 (a)	1,410	1,580
Rev., 5.00%, 9/01/2034 (a)	1,500	1,629
Rev., 5.00%, 9/01/2035 (a)	2,000	2,160
Rev., 5.00%, 9/01/2036 (a)	1,225	1,315
New York Power Authority, Green Transmission Project
Series 2022-A, Rev., AGM, 5.00%, 11/15/2028 (a)	1,300	1,464
Series 2022-A, Rev., AGM, 5.00%, 11/15/2035 (a)	840	959
Series 2022A, Rev., AGM, 4.00%, 11/15/2038 (a)	1,000	1,009
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2032 (a)	2,500	2,667
Series 2016A, Rev., 5.00%, 12/15/2033 (a)	3,000	3,213
Series 2016A, Rev., 5.00%, 12/15/2034 (a)	4,595	4,908
Series B, Rev., 5.00%, 12/15/2034 (a)	2,450	2,617
Series 2022TE-1, Rev., 5.00%, 12/15/2035 (a)	800	934
Utility Debt Securitization Authority, Federally Tax-Exempt, Series TE, Rev., 5.00%, 12/15/2030(a)	1,000	1,024
		27,682
Water & Sewer—7.3%
New York City Municipal Water Finance Authority, Series 2020-EE, Rev., 5.00%, 6/15/2030(a)	1,155	1,335
New York City Municipal Water Finance Authority, 2nd General Resolution, Series GG, Rev., 5.00%, 6/15/2030(a)	1,610	1,861
New York City Municipal Water Finance Authority, Second General Resolution
Subseries DD-2, Rev., 5.00%, 6/15/2027 (a)	1,285	1,373
Series 2018CC-1, Rev., 4.00%, 6/15/2037 (a)	1,150	1,158
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028 (a)	2,000	2,067
Series DD, Rev., 5.00%, 6/15/2029 (a)	2,000	2,067
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027 (a)	1,500	1,553
Series 2021A, Rev., 5.00%, 6/15/2030 (a)	1,070	1,240
Series A, Rev., 5.00%, 6/15/2031 (a)	2,150	2,309
Series A, Rev., 5.00%, 6/15/2032 (a)	2,000	2,145
Series 2015A, Rev., 5.00%, 6/15/2033 (a)	2,000	2,103

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Series 2017-E, Rev., 5.00%, 6/15/2038 (a)	1,240	1,327
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025(a) (b)	4,175	4,470
		25,008
Total New York		333,250
Total Municipal Bonds (Cost $337,780)		333,250
	Shares (000)
Short-Term Investments—1.7%
Investment Companies—1.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (c) (d)(Cost $5,713)	5,711	5,714
Total Investments—98.8% (Cost $343,493)		338,964
Assets in Excess of Other Liabilities—1.2%		4,143
Net Assets—100.0%		343,107

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2022.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$333,250	$—	$333,250
Short-Term Investments
Investment Companies	5,714	—	—	5,714
Total Investments in Securities	$5,714	$333,250	$—	$338,964

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$3,522	$103,818	$101,628	$1	$1	$5,714	5,711	$60	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.